CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($)	Total	Ordinary Shares	Additional Paid-in Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings/(Deficits)	Total China Finance Online Co. Limited Shareholders' Equity	Non Controlling Interest
Balance at Dec. 31, 2016	$ 81,794,810	$ 56,973,632	$ 32,176,992	$ 4,253,643	$ (7,239,583)	$ 86,164,684	$ (4,369,874)
Balance, shares at Dec. 31, 2016		118,098,018
Exercise of share options by employees	26,785	$ 26,785				26,785
Share-based compensation	3,068,213		2,191,218			2,191,218	876,995
Deconsolidation	809,692						809,692
Foreign currency translation adjustment	2,400,548			2,400,548		2,400,548
Net loss	(42,388,437)				(36,736,553)	(36,736,553)	(5,651,884)
Balance at Dec. 31, 2017	45,711,611	$ 57,000,417	34,368,210	6,654,191	(43,976,136)	54,046,682	(8,335,071)
Balance, shares at Dec. 31, 2017		118,098,018
Exercise of share options by employees	600	$ 600				600
Share-based compensation	2,240,512		1,710,912			1,710,912	529,600
Deconsolidation	1,216,007						1,216,007
Foreign currency translation adjustment	(362,398)			(362,398)		(362,398)
Net loss	(22,470,495)				(19,950,120)	(19,950,120)	(2,520,375)
Balance at Dec. 31, 2018	26,335,837	$ 57,001,017	36,079,122	6,291,793	(63,926,256)	35,445,676	(9,109,839)
Balance, shares at Dec. 31, 2018		118,098,018
Issuance of ordinary shares for the plan of share options and restricted shares	520	$ 520				520
Issuance of ordinary shares for the plan of share options and restricted shares, shares		4,000,000
Exercise of share options by employees	4,997	$ 4,997				4,997
Share-based compensation	1,113,828		846,752			846,752	267,076
Deconsolidation	295,830						295,830
Foreign currency translation adjustment	120,762			120,762		120,762
Net loss	(12,743,748)				(11,262,821)	(11,262,821)	(1,480,927)
Balance at Dec. 31, 2019	$ 15,128,026	$ 57,006,534	$ 36,925,874	$ 6,412,555	$ (75,189,077)	$ 25,155,886	$ (10,027,860)
Balance, shares at Dec. 31, 2019		122,098,018